Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurement (Tables) [Line Items]
Schedule of Fair Value Contingent Consideration

The estimated fair value of the contingent consideration was determined using the Black-Scholes option-pricing model and were based on the following assumptions:

May 15, 2024 (acquisition date)
Dividend yield	0.0%
Volatility	13.8%
Risk Free Rate	4.3 – 4.4%
Expected life	3.6 – 6 years
Cost of debt	17.6% – 18.3. %

PERCEPTION CAPITAL CORP IV [Member]
Fair Value Measurement (Tables) [Line Items]
Schedule of Fair Value Contingent Consideration

As of December 31, 2023, the estimated fair value of the derivative liability is determined using Level 3 inputs. The key inputs into the present value model for the derivative liability were as follows at each draw on the Blue Capital Note (Note 7):

Valuation date	Volatility	Market warrant price	Exercise price	Risk free rate	Term of warrant exercise
November 24, 2023	176.0%	$0.0787	$0.10	5.01%	1.75
December 28, 2023	194.4%	$0.0501	$0.10	4.45%	1.66
December 15, 2023	190.3%	$0.0746	$0.10	4.60%	1.69
December 31, 2023	194.8%	$0.0501	$0.10	4.43%	1.65

Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s derivative assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2023 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$—	$230,000	$—	$230,000
Private Placement Warrants-none	—	52,650	—	52,650
Total	$—	$282,650	$—	$282,650

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrants	$—	$576,150	$—	$576,150
Private Placement Warrants-none	—	586,170	—	586,170
Total	$—	$1,162,320	$—	$1,169,593

Schedule of Fair Value of the Derivative Liability	The following table presents the changes in the fair value of the derivative liability:
Derivative liability
Fair value as of December 31, 2023	$7,273
Amortization of debt discount	115,024
Change in fair value	41,609
Termination due to Cancellation Agreement (Note 7)	(163,906)
Fair value as of December 31, 2024	$—

The following table presents the changes in the fair value of the derivative liability:

Derivative liability
Fair value as of December 31, 2022	$—
Insurance of derivative liability	131,456
Change in fair value	(9,159)
Unamortized debt discount	(131,456)
Amortization of debt discount	16,432
Fair value as of December 31, 2023	$7,273